DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Interim Dividends
Interim dividends

	$ per share			$ million
	2021	2020	2019	2021	2020	2019
A shares:
Cash:
March	0.1665	0.47	0.47	677	1,862	2,100
June	0.1735	0.16	0.47	698	653	2,062
September	0.24	0.16	0.47	974	654	2,007
December	0.24	0.1665	0.47	981	691	1,978
Total - A shares	0.82	0.9565	1.88	3,330	3,860	8,147
B shares:
Cash:
March	0.1665	0.47	0.47	613	1,620	1,775
June	0.1735	0.16	0.47	633	586	1,762
September	0.24	0.16	0.47	880	582	1,765
December	0.24	0.1665	0.47	865	622	1,749
Total - B shares	0.82	0.9565	1.88	2,991	3,410	7,051
Total				6,321	7,270	15,198